Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		60 Months Ended		120 Months Ended
		Feb. 28, 2025		Feb. 28, 2025		Feb. 28, 2025		Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000002007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		0.75%		(2.01%)		0.17%
C000002007 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 10,172		$ 10,172		$ 10,172		$ 10,172	$ 9,667	$ 9,523	$ 10,561	$ 10,824	$ 10,781	$ 9,847	$ 9,583	$ 9,642	$ 9,737	$ 9,575
Average Annual Return, Percent		5.23%		(1.15%)		0.61%
C000002012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	0.45%		(2.26%)		(0.15%)
C000002012 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 9,856		$ 9,856		$ 9,856		9,856	9,436	9,366	10,466	10,808	10,846	9,980	9,785	9,910	10,093	10,000
Average Annual Return, Percent		4.45%		(1.90%)		(0.15%)
C000002013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	3.44%		(1.89%)		(0.15%)
C000002013 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 9,850		$ 9,850		$ 9,850		9,850	9,431	9,360	10,468	10,808	10,835	9,972	9,787	9,911	10,093	10,000
Average Annual Return, Percent		4.44%		(1.89%)		(0.15%)
C000002006 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 10,867		$ 10,867		$ 10,867		10,867	10,302	10,124	11,213	11,463	11,389	10,377	10,084	10,111	10,185	10,000
Average Annual Return, Percent		5.49%		(0.93%)		0.84%
C000002015 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 9,856		$ 9,856		$ 9,856		9,856	9,436	9,366	10,466	10,808	10,846	9,980	9,785	9,920	10,093	10,000
Average Annual Return, Percent		4.45%		(1.90%)		(0.15%)
C000002017 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 10,360		$ 10,360		$ 10,360		10,360	9,870	9,748	10,839	11,136	11,120	10,182	9,933	10,020	10,144	10,000
Average Annual Return, Percent		4.97%		(1.41%)		0.35%
C000002018 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 10,612		$ 10,612		$ 10,612		10,612	10,085	9,935	11,030	11,304	11,248	10,274	10,009	10,060	10,169	10,000
Average Annual Return, Percent		5.23%		(1.16%)		0.60%
C000002008 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 10,882		$ 10,882		$ 10,882		10,882	10,316	10,137	11,213	11,463	11,389	10,377	10,074	10,111	10,185	10,000
Average Annual Return, Percent		5.49%		(0.91%)		0.85%
C000117927 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 10,996		$ 10,996		$ 10,996		$ 10,996	10,414	10,223	11,299	11,539	11,453	10,424	10,108	10,134	10,196	10,000
Average Annual Return, Percent		5.59%		(0.81%)		0.95%
C000033358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.90%		2.44%				3.44%
C000033358 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 14,018		$ 14,018		$ 14,018		$ 14,018	12,918	12,028	12,928	12,525	11,897	11,099	10,461	10,237	9,038	9,575
Average Annual Return, Percent		8.52%		3.34%				3.89%
C000033359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[3]	6.71%		2.58%				3.12%
C000033359 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 13,597		$ 13,597		13,597		$ 13,597	12,624	11,831	12,824	12,518	11,971	11,259	10,683	10,542	9,376	10,000
Average Annual Return, Percent		7.71%		2.58%				3.12%
C000033360 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 15,010		$ 15,010		15,010		$ 15,010	13,798	12,815	13,739	13,278	12,581	11,707	10,998	10,745	9,463	10,000
Average Annual Return, Percent		8.78%		3.59%				4.14%
C000068409 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 13,598		$ 13,598		$ 13,598		$ 13,598	12,624	11,841	12,825	12,519	11,981	11,260	10,683	10,533	9,375	10,000
Average Annual Return, Percent		7.72%		2.56%		3.12%
C000068410 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 14,292		$ 14,292		$ 14,292		14,292	13,203	12,323	13,279	12,898	12,282	11,486	10,844	10,647	9,423	10,000
Average Annual Return, Percent		8.25%		3.08%		3.64%
C000068411 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 14,652		$ 14,652		$ 14,652		14,652	13,503	12,561	13,512	13,091	12,425	11,601	10,925	10,691	9,439	10,000
Average Annual Return, Percent		8.51%		3.35%		3.89%
C000068412 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 15,009		$ 15,009		$ 15,009		15,009	13,797	12,814	13,750	13,288	12,581	11,717	11,007	10,753	9,471	10,000
Average Annual Return, Percent		8.79%		3.59%		4.14%
C000117928 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 15,151		$ 15,151		$ 15,151		15,151	13,915	12,911	13,830	13,353	12,641	11,753	11,039	10,766	9,473	10,000
Average Annual Return, Percent		8.88%		3.69%		4.24%
C000100956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		3.56%		10.29%		8.51%
C000100956 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 22,638		$ 22,638		$ 22,638		22,638	20,603	20,208	20,808	17,584	13,077	13,399	12,304	11,720	8,541	9,425
Average Annual Return, Percent		9.88%		11.60%		9.16%
C000100957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[4]	5.04%		10.50%		8.34%
C000100957 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 22,274		$ 22,274		$ 22,274		$ 22,274	20,428	20,184	20,941	17,830	13,356	13,784	12,757	12,242	8,990	10,000
Average Annual Return, Percent		9.04%		10.77%		8.34%
C000100958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[5]	8.06%		10.77%				8.34%
C000100958 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 22,274		$ 22,274		$ 22,274		$ 22,274	20,423	20,174	20,938	17,831	13,354	13,785	12,753	12,244	8,992	10,000
Average Annual Return, Percent		9.06%		10.77%				8.34%
C000100959 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 24,620		$ 24,620		24,620		$ 24,620	22,352	21,862	22,469	18,940	14,048	14,360	13,152	12,495	9,085	10,000
Average Annual Return, Percent		10.15%		11.88%				9.43%
C000100960 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 22,279		$ 22,279		22,279		$ 22,279	20,422	20,180	20,933	17,832	13,360	13,785	12,758	12,244	8,990	10,000
Average Annual Return, Percent		9.09%		10.77%				8.34%
C000100961 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 23,426		$ 23,426		23,426		$ 23,426	21,374	21,023	21,702	18,388	13,706	14,077	12,963	12,371	9,042	10,000
Average Annual Return, Percent		9.60%		11.32%				8.89%
C000100962 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 24,033		$ 24,033		24,033		$ 24,033	21,876	21,445	22,091	18,664	13,880	14,223	13,062	12,436	9,070	10,000
Average Annual Return, Percent		9.86%		11.61%				9.16%
C000100963 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 24,624		$ 24,624		24,624		$ 24,624	22,360	21,871	22,469	18,945	14,050	14,361	13,152	12,492	9,088	10,000
Average Annual Return, Percent		10.12%		11.88%				9.43%
C000117930 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 24,866		$ 24,866		24,866		$ 24,866	22,563	22,048	22,634	19,060	14,121	14,411	13,187	12,517	9,091	10,000
Average Annual Return, Percent		10.20%		11.98%				9.54%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,613		$ 11,613		$ 11,613		$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Average Annual Return, Percent	[6],[7]	5.81%		(0.52%)		1.51%
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 33,877		$ 33,877		$ 33,877		33,877	28,611	21,932	23,759	20,414	15,549	14,371	13,729	11,724	9,381	10,000
Average Annual Return, Percent		18.41%	[8]	16.85%	[8]	12.98%	[9]
MFS Diversified Income Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Diversified Income Fund Blended Index
Account Value		$ 15,548		$ 15,548		$ 15,548		15,548	14,088	12,996	14,109	13,611	12,653	11,825	11,196	10,893	9,542	10,000
Average Annual Return, Percent		10.36%	[9]	4.21%	[9]	4.51%	[8]
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,076		$ 32,076		$ 32,076		$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
Average Annual Return, Percent	[10],[11]	17.53%		16.12%				12.36%
Bloomberg U S Government Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Mortgage Index
Account Value		$ 11,127		$ 11,127		$ 11,127		$ 11,127	10,545	10,306	11,403	11,686	11,613	10,539	10,196	10,219	10,269	10,000
Average Annual Return, Percent	[6],[7]	5.53%		(0.85%)		1.07%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 19,508		$ 19,508		$ 19,508		$ 19,508	$ 18,134	$ 17,171	$ 17,961	$ 16,843	$ 11,940	$ 13,163	$ 12,606	$ 12,243	$ 8,665	$ 10,000
Average Annual Return, Percent	[10],[11]	7.58%		10.32%				6.91%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Government/Mortgage Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Government/Mortgage Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.
[10]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[11]	Source: FactSet Research Systems Inc.